SHORT TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable to Banks [Member]
Debt Instrument Line Items
Schedule of aggregate principal annual payments of the bonds
As of December 31, 2019, the aggregate principal annual maturities according to all of the above loan agreements were as follows:

Repayment amount

2020	$8,333
2021	8,333

Present value of principal payments	16,666
Less: current portion	(8,333)

Long-term debt	$8,333